Other Income - Narrative (Detail) (USD $)	1 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 21, 2011	Jan. 31, 2012
Component of Other Income, Nonoperating [Line Items]
Gain on the sale of the facility		$ 6,400,000
Deferred gain on sale of facility to match the expected lease payments under the leasehold agreement		1,400,000
Deferred gain recognized on sale of facility	700,000		400,000
Deferred gain recognition period			36 months
Gain on sale of investment securities			$ 996,000